Accounts receivable, net - Movement of the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the year	¥ 13,905	¥ 6,887
Additions	15,239	9,951
Reversal	(10)	(2,426)
Write-off	(2,313)	¥ (507)
Balance at the end of the year	¥ 26,821